REGULATORY FEES (Tables)	12 Months Ended
Dec. 31, 2020
REGULATORY FEES
Schedule of regulatory fees

	12/31/2020	12/31/2019
Current
Research and Development - R&D	371,364	397,125
RGR quota	67,810	120,162
Compensation for the use of water resources	101,565	72,212
CDE contribution	19,256	16,579
PROINFA contribution	15,998	11,433
Electricity Service Inspection Fee	10,852	10,100
	586,845	627,611
Non-current
Research and Development - R&D	744,395	730,246
RGR quota	47	57
	744,442	730,303
TOTAL	1,331,287	1,357,914